Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Total other comprehensive income (loss) relating to cash flow hedges, pretax	$ 60,131,000	$ 25,547,000	$ 22,532,000
Foreign-currency translation adjustment - pretax	(353,504,000)	(421,789,000)	(114,439,000)
OtherComprehensiveIncomeComponent [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Changes in fair value of cash flow hedges during the period - pretax	19,635,000	(3,573,000)	(2,917,000)
Reclassification adjustments - pretax	40,496,000	29,120,000	25,449,000
Total other comprehensive income (loss) relating to cash flow hedges, pretax	60,131,000	25,547,000	22,532,000
Foreign-currency translation adjustment - pretax	(348,543,000)	(415,703,000)	(112,395,000)
Actuarial gain on defined benefit plans- net of tax	49,304,000	(232,308,000)	39,571,000
Adjustments related to pension obligations - pretax	34,623,000	17,147,000	25,418,000
Total OCI Related to Pension	83,927,000	(215,161,000)	64,989,000
Other comprehensive income (loss) - pretax	(204,485,000)	(605,317,000)	(24,874,000)
tax effect [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Changes in fair value of cash flow hedges during the period - pretax	(6,154,000)	1,417,000	1,346,000
Reclassification adjustments - pretax	(10,914,000)	(8,385,000)	(7,393,000)
Total other comprehensive income (loss) relating to cash flow hedges, pretax	(17,068,000)	(6,968,000)	(6,047,000)
Foreign-currency translation adjustment - pretax		0
Actuarial gain on defined benefit plans- net of tax	(14,148,000)	81,476,000	(17,828,000)
Adjustments related to pension obligations - pretax	(12,851,000)	(6,347,000)	(9,725,000)
Total OCI Related to Pension	(26,999,000)	75,129,000	(27,553,000)
Other comprehensive income (loss) - pretax	(44,067,000)	68,161,000	(33,600,000)
Net Before Non Controlling Interest [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Changes in fair value of cash flow hedges during the period - pretax	13,481,000	(2,156,000)	(1,571,000)
Reclassification adjustments - pretax	29,582,000	20,735,000	18,056,000
Total other comprehensive income (loss) relating to cash flow hedges, pretax	43,063,000	18,579,000	16,485,000
Foreign-currency translation adjustment - pretax	(348,543,000)	(415,703,000)	(112,395,000)
Actuarial gain on defined benefit plans- net of tax	35,156,000	(150,832,000)	21,743,000
Adjustments related to pension obligations - pretax	21,772,000	10,800,000	15,693,000
Total OCI Related to Pension	56,928,000	(140,032,000)	37,436,000
Other comprehensive income (loss) - pretax	(248,552,000)	(537,156,000)	(58,474,000)
OCI Non Controlling Interest [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Changes in fair value of cash flow hedges during the period - pretax		0
Reclassification adjustments - pretax		0
Total other comprehensive income (loss) relating to cash flow hedges, pretax		0
Foreign-currency translation adjustment - pretax	(4,961,000)	(6,086,000)	(2,044,000)
Other comprehensive income (loss) - pretax	(4,961,000)	(6,086,000)	(2,044,000)
Other Comprehensive Income Net Of Tax [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Line Items]
Changes in fair value of cash flow hedges during the period - pretax	13,481,000	(2,156,000)	(1,571,000)
Reclassification adjustments - pretax	29,582,000	20,735,000	18,056,000
Total other comprehensive income (loss) relating to cash flow hedges, pretax	43,063,000	18,579,000	16,485,000
Foreign-currency translation adjustment - pretax	(353,504,000)	(421,789,000)	(114,439,000)
Actuarial gain on defined benefit plans- net of tax	35,156,000	(150,832,000)	21,743,000
Adjustments related to pension obligations - pretax	21,772,000	10,800,000	15,693,000
Total OCI Related to Pension	56,928,000	(140,032,000)	37,436,000
Other comprehensive income (loss) - pretax	$ (253,513,000)	$ (543,242,000)	$ (60,518,000)